Borrowings (Tables)	6 Months Ended
Dec. 31, 2018
Borrowings
Schedule of borrowings

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Senior secured notes	328,696	318,347	310,570
Secured term loan facility	173,880	168,347	164,178
Secured bank loan	—	3,750	3,962
Accrued interest on senior secured notes	5,492	5,324	5,198

	508,068	495,768	483,908

Less: non-current portion
Senior secured notes	328,696	318,347	310,570
Secured term loan facility	173,880	168,347	164,178

Non-current borrowings	502,576	486,694	474,748

Current borrowings	5,492	9,074	9,160